Financial Risks Management - Sensitivity of Group's Cash and Cash Equivalents and Expenses to Variation 10% of US Dollar against Euro (Details)	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2020 EUR (€)
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 77,789,000			€ 136,001,000			€ 258,756,000						€ 171,029,000
Euros equivalent to USD or CHF	1	1.1050	0.9260	1	1.0666	0.9847	1	1.1326
Denominated in USD
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	€ 19,931,000			€ 32,057,000					$ 22,023,000		$ 34,192,000
Expenses | $		$ 15,326,000			$ 14,884,000			$ 12,566,000
Denominated In C H F
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	1,200,000			2,358,000						SFr 1,111,000		SFr 2,321,000
Expenses | SFr			SFr 4,678,000			SFr 2,016,000
10% Increase (Decrease) in US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	19,930,000			32,057,000
Expenses	13,870,000			13,955,000			€ 11,095,000
10% Increase of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	22,145,000			35,619,000
Expenses	15,411,000			15,506,000			12,328,000
10% Decrease of US Dollar vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	18,119,000			29,143,000
Expenses	12,609,000			12,686,000			€ 10,086,000
Ten Percent Increase Decrease In C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	1,200,000			2,357,000
Expenses	5,052,000			2,048,000
Ten Percent Increase Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	1,333,000			2,618,000
Expenses	5,614,000			2,275,000
Ten Percent Decrease Of C H F Vs Euro
Foreign Exchange Rates [Line Items]
Cash and cash equivalents	1,091,000			2,142,000
Expenses	€ 4,593,000			€ 1,862,000